Debt - New Revolving Credit Agreement - Additional Information (Detail) - New Revolving Credit Agreement - Revolving Credit Facility $ in Millions	Jan. 31, 2018 USD ($)
Debt Instrument [Line Items]
Debt instrument, agreement date	Jan. 31, 2018
Credit agreement covenant terms	The Revolving Credit Agreement differs from the Old Revolving Credit Agreement in that it, among other things, reduces the interest rate margin applicable to the loans, extends the maturity date thereunder, provides for the option to increase the commitments under the Company's then existing revolving credit agreement, provides for greater flexibility to amend and extend the Company's then existing revolving credit agreement and create additional tranches thereunder, provides for greater flexibility over future amendments, increases the springing financial maintenance covenant to 4.751.00 and provides that the covenant shall not be tested unless at the end of a fiscal quarter the outstanding amount of loans and drawings under letters of credit which have not been reimbursed exceeds $54 million and aligns the other negative covenants with those of the Senior Term Loan Credit Agreement.
Debt instrument, springing financial maintenance covenant	4.75
Maximum
Debt Instrument [Line Items]
Debt instrument, reimbursed amount	$ 54